Long-term debt - Accounts Receivable Facility and Other (Details) - Accounts Receivable Facility € in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Long-term debt
Maximum amount available	$ 900,000	€ 757,321	$ 900,000	€ 733,437
Letters of credit outstanding	$ 12,532	€ 10,546	$ 12,522	€ 10,205